SCHEDULE OF LEASES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use assets	$ 6,638	¥ 48,240	$ 7,459	¥ 52,957	¥ 61,814
Lease liabilities - current	682	4,954	959	6,808	7,534
Lease liabilities - non-current	$ 5,594	¥ 40,656	5,591	39,697	42,580
Total operating lease liabilities			$ 6,550	¥ 46,505	¥ 50,114